CONSOLIDATED STATEMENTS OF EQUITY - CAD ($) $ in Millions	Capital stock	Contributed surplus	Deficit	Accumulated other comprehensive loss	Equity attributable to non-controlling interests	Total
Equity at beginning of period at Dec. 31, 2016				$ (129.5)
Net income (loss) | Increase (decrease) due to application of IFRS 16						$ (0.6)
Net income (loss)						760.4
Other comprehensive income (loss)				69.1		69.4
Equity at end of period (Previously reported) at Dec. 31, 2017	$ 3,630.8	$ 1.3	$ (1,113.0)	(60.4)	$ 86.3	2,545.0
Equity at end of period (Increase (decrease) due to application of IFRS 16) at Dec. 31, 2017			(20.3)		(0.4)	(20.7)
Equity at end of period at Dec. 31, 2017	3,630.8	1.3	(1,133.3)	(60.4)	85.9	2,524.3
Net income (loss) | Increase (decrease) due to application of IFRS 16						2.4
Net income (loss)			540.3		2.6	542.9
Other comprehensive income (loss)				(20.9)	0.2	(20.7)
Dividends			(100.0)		(0.1)	(100.1)
Repurchase of shares	(611.1)		(928.9)			(1,540.0)
Equity at end of period at Dec. 31, 2018	3,019.7	1.3	(1,621.9)	(81.3)	88.6	1,406.4
Net income (loss)			695.9		5.5	701.4
Other comprehensive income (loss)				19.4	0.6	20.0
Dividends			(100.0)			(100.0)
Repurchase of shares	0.0
Equity at end of period at Dec. 31, 2019	$ 3,019.7	$ 1.3	$ (1,026.0)	$ (61.9)	$ 94.7	$ 2,027.8